Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2019
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, port terminals and other fixed assets, net consist of the following:

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$475,380	$(150,040)	$325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$472,083	$(164,058)	$308,025
Additions	3,581	(18,528)	(14,947)
Transfers from oil storage plant and port facilities for liquid cargoes	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421

Balance December 31, 2018	$525,714	$(182,586)	$343,128
Additions	2,403	(19,038)	(16,635)
Write-down	(2,064)	866	(1,198)

Balance December 31, 2019	$526,053	$(200,758)	$325,295

Dry Port Terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$80,103	$(15,823)	$64,280
Additions	4,362	(4,826)	(464)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357

Balance December 31, 2017	$221,822	$(20,649)	$201,173
Additions	2,530	(6,806)	(4,276)
Disposals	(156)	137	(19)
Transfers to other long term-assets	(26)	—	(26)

Balance December 31, 2018	$224,170	$(27,318)	$196,852
Additions	602	(6,866)	(6,264)

Balance December 31, 2019	$224,772	$(34,184)	$190,588

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$29,121	$(11,568)	$17,553
Additions	698	(411)	287

Balance December 31, 2017	$29,819	$(11,979)	$17,840
Additions	—	(478)	(478)
Transfers to tanker vessels, barges and pushboats	(629)	—	(629)

Balance December 31, 2018	$29,190	$(12,457)	$16,733
Additions	—	(320)	(320)

Balance December 31, 2019	$29,190	$(12,777)	$16,413

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$5,613	$(3,297)	$2,316
Additions	184	(482)	(298)
Disposals	(75)	28	(47)

Balance December 31, 2017	$5,722	$(3,751)	$1,971
Additions	1,708	(771)	937
Write-off	(34)	—	(34)

Balance December 31, 2018	$7,396	$(4,522)	$2,874
Additions	434	(438)	(4)

Balance December 31, 2019	$7,830	$(4,960)	$2,870

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$590,217	$(180,728)	$409,489
Additions	10,775	(23,322)	(12,547)
Disposals	(3,660)	3,613	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$729,446	$(200,437)	$529,009
Additions	7,819	(26,583)	(18,764)
Disposals	(156)	137	(19)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long term-assets	(26)	—	(26)
Write-off	(34)	—	(34)

Balance December 31, 2018	$786,470	$(226,883)	$559,587
Additions	3,439	(26,662)	(23,223)
Write-down	(2,064)	866	(1,198)

Balance December 31, 2019	$787,845	$(252,679)	$535,166

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2019 and 2018, the net book value of such assets was $79,502 and $109,456, respectively. See also Note 10.

On November 12, 2018, Navios Logistics acquired approximately 3.5 hectares of undeveloped land located in Port Murtinho region, Brazil. Navios Logistics plans to develop this land for its port operations, for a total cost of $1,155.

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. The sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period.

Future minimum collections of Note receivable as of December 31, 2019, are as follows:

Collections Due by Period	December 31, 2019
December 31, 2020	$114
December 31, 2021	203
December 31, 2022	40
December 31, 2023	169

Total future minimum note receivable collections	526
Less: amount representing interest	(55)

Present value of future minimum Note receivable collections (1)	$471

(1)Reflected in the balance sheet as Note receivable current and non-current.

Deposits for vessels, port terminals and other fixed assets

On November 21, 2019, Navios Logistics entered into a shipbuilding contract, for the construction of six liquid barges for a total consideration of $15,800. Pursuant to this agreement, the Company has secured the availability of credit for up to 75% of the purchase price, and up to a five year repayment period starting from the delivery of each vessel. The barges are expected to be delivered starting from the third quarter of 2020 through the fourth quarter of 2020. As of December 31, 2019, Navios Logistics had paid $4,046 for the construction of these barges.

As of December 31, 2019, Navios Logistics had paid $458 for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil.